Income taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Netherlands	€ 8,453.5	€ 5,881.0	€ 5,982.8
Foreign	630.0	575.1	722.7
Income before income taxes	9,083.5	6,456.1	6,705.5
Income tax (expense) / benefit current	(1,211.7)	(818.4)	(865.0)
Income tax (expense) / benefit deferred	(58.4)	(44.4)	(28.6)
Income tax (expense) / benefit Netherlands	(1,270.1)	(862.8)	(893.6)
Income tax (expense) / benefit current	(441.3)	(678.3)	(523.5)
Income tax (expense) / benefit deferred	275.6	571.2	395.7
Income tax (expense) / benefit Foreign	(165.7)	(107.1)	(127.8)
Total income tax (expense) / benefit current	(1,653.0)	(1,496.7)	(1,388.5)
Total income tax (expense) / benefit deferred	217.2	526.8	367.1
Total income tax (expense) / benefit	€ (1,435.8)	€ (969.9)	€ (1,021.4)